Derivative Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Derivative Liabilities [Abstract]
Schedule of Derivative Expense	Derivative expense recorded during the three and nine months ended September 30, 2022 is summarized as follows:
Commitment Date	May 24, 2022
Fair value of derivative liabilities	$1,483,888
Less: face amount of debt	(979,275)
Derivative expense	$504,613

Derivative expense recorded during the three and nine months ended September 30, 2023 is summarized as follows:
Commitment Date	May 8, 2023
Fair value of derivative liabilities	$954,725
Less: face amount of debt	(555,000)
Derivative expense	$399,725
Derivative expense is summarized as follows:
Commitment Date	May 2022
Fair value of derivative liabilities	1,483,888
Less: face amount of debt	(979,275)
Derivative expense	504,613

Schedule of Derivative Liabilities Measured at Fair Value on a Recurring Basis	A reconciliation of the beginning and ending balances for the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows at September 30, 2023 and December 31, 2022:
	Bridge Shares	Warrants	Convertible Notes Payable	Contingent Milestone Payment	Total
Derivative liabilities - December 31, 2022	$834,352	$578,164	$81,684	$-	$1,494,200
Fair value - mark to market adjustment	4,902	1,689	(1,457)	-	5,134
Derivative liabilities - March 31, 2023	$839,254	$579,853	$80,227	$-	$1,499,334
Fair value - commitment date	680,276	274,449	-	-	954,725
Fair value - mark to market adjustment	8,896	(17,009)	145	-	(7,968)
Derivative liabilities - June 30, 2023	$1,528,426	$837,293	$80,372	$-	$2,446,091
Fair value - mark to market adjustment prior to conversion or reclassification	(105,790)	1,455	(45,207)	-	(149,542)
Conversion of convertible promissory notes	(1,422,636)	-	(35,165)	-	(1,457,801)
Reclassification of warrants to equity	-	(838,748)	-	-	(838,748)
Recognition of contingent milestone liability	-	-	-	2,117,142	2,117,142
Fair value - mark to market adjustment	-		-	57,052	57,052
Derivative liabilities - September 30, 2023	$-	$-	$-	$2,174,194	$2,174,194
A reconciliation of the beginning and ending balances for the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows at September 30, 2022 and December 31, 2021:
	Bridge Shares	Warrants	Convertible Notes Payable	Total
Derivative liabilities - December 31, 2021	$-	$-	$-	$-
Fair value - commitment date	823,687	565,007	95,194	1,483,888
Fair value - mark to market adjustment	664	2,932	(2,595)	1,001
Derivative liabilities - June 30, 2022	$824,351	$567,939	$92,599	$1,484,889
Fair value - mark to market adjustment	1,352	25,869	(4,726)	22,495
Derivative liabilities - September 30, 2022	$825,703	$593,808	$87,873	$1,507,384
A reconciliation of the beginning and ending balances for the derivative liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) is as follows at December 31, 2022 and December 31, 2021:
			Convertible
	Bridge Shares	Warrants	Notes Payable	Total
Derivative liabilities - December 31, 2021	$-	$-	$-	$-
Fair value - commitment date	823,687	565,007	95,194	1,483,888
Fair value - mark to market adjustment	10,665	13,157	(13,510)	10,312
Derivative liabilities - December 31, 2022	$834,352	$578,164	$81,684	$1,494,200

Schedule of Conversion Features in Convertible Promissory Notes	The assumptions used to perform the Monte-Carlo Simulation as of the respective commitment dates, as well as December 31, 2022 were as follows:
Commitment Dates	May 2023	May 2022
Stock price	$5.30	$5.00
Volatility	115.1%	99.7%
Expected term (in years) - Notes	0.99	1.00-1.03
Expected term (in years) - Warrants	4.99	5.00
Risk-free interest rate	4.80%	2.76% - 2.84%
Dividend yield	0%	0%
IPO probability (prior to note maturity date)	95%	95%
Mark to Market	December 31, 2022
Stock price	$5.00
Volatility	101.9%
Expected term (in years) - Notes	0.39 - 0.41
Expected term (in years) - Warrants	4.39
Risk-free interest rate	4.06%
Dividend yield	0%
IPO probability (prior to note maturity date)	95%
The assumptions used to perform the Monte-Carlo Simulation were as follows at the Commitment Date as well as for the year ended December 31, 2022:
Commitment Date	May 2022

Stock price	$5.00
Volatility	99.7%
Expected term (in years) – Notes	1.00 - 1.03
Expected term (in years) – Warrants	5
Risk-free interest rate	2.76% - 2.84%
Dividend yield	0%
IPO probability (prior to note maturity date)	95%
Mark to Market	December 31, 2022

Stock price	$5.00
Volatility	101.9%
Expected term (in years) – Notes	0.39 - 0.41
Expected term (in years) – Warrants	4.39
Risk-free interest rate	4.06%
Dividend yield	0%
IPO probability (prior to note maturity date)	95%

Schedule of Convertible Notes – Related Parties	Promissory notes and Convertible notes – related parties are summarized as follows at December 31, 2022:
	Promissory Notes	Convertible Notes

Issuance date of promissory notes	May 2022	May 2022
Maturity date of promissory notes	1	1
Interest rate	10%	6%
Default interest rate	15%	15%
Collateral	Unsecured	Unsecured
Conversion Rate	2	2

Balance - December 31, 2021	$-	$-
Face amount of notes	888,889	338,889
Less: unamortized debt discount	(407,555)	(155,443)
Add: accrued interest on promissory notes	54,567	11,651
Balance - December 31, 2022	$535,901	$195,097